Note 6 - Subordinated Notes Payable	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of borrowings [text block]

6.         Subordinated notes payable:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2022	2021	2021

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 12), effective interest rate of 10.41%, maturing March 2029.	$4,901	$4,898	$4,891

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of USD $75.0 million, effective interest rate of 5.38%, maturing May 2031.	92,825	90,374	-

	$97,726	$95,272	$4,891